SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23c-2 UNDER THE INVESTMENT COMPANY ACT OF 1940

Securities Act File No. 333-82894

Investment Company Act File No. 811-10573

ALLIANCEBERNSTEIN NATIONAL MUNICIPAL INCOME FUND, INC.

Name of Registrant

1345 AVENUE OF THE AMERICAS, NEW YORK, NY 10105

Address of Principal Executive Office

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”), and states that it is filing this notice with the Commission pursuant to permission granted by the Commission staff fewer than 30 days prior to the date set for the redemption.

(1)	Title of Class of Securities to be Redeemed:

AUCTION PREFERRED SHARES (“APS”), LIQUIDATION PREFERENCE $25,000 PER SHARE, SERIES M (CUSIP # 01864V203), SERIES T (CUSIP # 01864V302), SERIES W (CUSIP # 01864V401), AND SERIES TH (CUSIP # 01864V500)

VARIABLE RATE MUNIFUND TERM PREFERRED SHARES (“VMTPS”), LIQUIDATION PREFERENCE $25,000 PER SHARE (CUSIP # 01864U403)

(2)	Date on Which the Securities are to be Redeemed:

THE FUND INTENDS TO REDEEM THE APS ON THE SECOND BUSINESS DAY PRECEDING THE DIVIDEND PAYMENT DATE FOR EACH SERIES AS FOLLOWS: SERIES M ON AUGUST 29, 2019, SERIES T ON AUGUST 30, 2019, SERIES W ON SEPTEMBER 3, 2019, AND SERIES TH ON SEPTEMBER 4, 2019.

THE FUND INTENDS TO REDEEM THE VMTPS ON AUGUST 28, 2019.

THE REDEMPTIONS WILL BE CONTINGENT UPON THE FUND’S SUCCESSFUL ISSUANCE OF NEW PREFERRED SHARES IN AN AMOUNT SUFFICIENT TO FULLY REDEEM THE APS AND VMTPS. THE FUND RESERVES THE RIGHT TO POSTPONE OR CANCEL THE REDEMPTION IN ITS SOLE DISCRETION.

(3)	Applicable Provisions of the Governing Instrument Pursuant to Which the Securities are to be Redeemed:

SECTION 11(a) AND (c) OF PART 1 OF THE ARTICLES SUPPLEMENTARY RELATING TO THE APS TO THE FUND’S ARTICLES OF INCORPORATION.

SECTION 2.5(c) AND (e) OF THE ARTICLES SUPPLEMENTARY RELATING TO THE VMTPS TO THE FUND’S ARTICLES OF INCORPORATION.

(4)	Number of Shares and the Basis Upon Which the Securities to be Redeemed are to be Selected:

THE FUND INTENDS TO REDEEM ALL OF ITS OUTSTANDING APS (1 SHARE OF SERIES M, 85 SHARES OF SERIES T, 20 SHARES OF SERIES W, AND 4 SHARES OF SERIES TH) AND VMTPS (5,644 SHARES).

SIGNATURE

Pursuant to Rule 23c-2 under the Act, the registrant has caused this notification to be duly executed on its behalf in the City of New York and the State of New York on the 8th day of August 2019.

ALLIANCEBERNSTEIN NATIONAL MUNICIPAL INCOME FUND, INC.
By:	/s/ Emilie D. Wrapp
Name: Emilie D. Wrapp
Title: Secretary